DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	May 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill Impairment		$ (176.0)	$ (11.3)	$ 0.0
Asset Impairments		3.0	23.9	$ 3.8
Materials Handling and Port Solutions Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill Impairment			11.0
Asset Impairments		3.0	$ 23.0
Cranes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down		1.6
Construction
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses	$ 160.0
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down		$ 3.5